Other Equity Instruments - Additional Information (Details)		1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 14, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Repurchase of other equity instruments			£ 985,000,000	£ 210,000,000
$300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure Of Other Equity Instruments [Line Items]
Repurchase of other equity instruments	£ 300,000,000
Interest rate			0.07037		0.07037
Capital securities			£ 300,000,000		£ 300,000,000
- $750m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities purchased and redeemed		£ 750,000,000
Interest rate		0.07375	0.07375		0.07375
Capital securities			£ 750,000,000		£ 750,000,000
- £750m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Interest rate		0.0650	0.0650		0.0650
Capital securities		£ 750,000,000	£ 750,000,000		£ 750,000,000